Matthews China Fund Shareholder Fees - Matthews China Fund	Dec. 31, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Maximum Account Fee	$ 9
Institutional Class Shares
Prospectus [Line Items]
Maximum Account Fee	$ 9